Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	$ 4,716
At 31 December	4,216		$ 4,716
At 1 January	(6,190)
Unrealised changes in fair value	8		6		$ 13
At 31 December	(5,824)		(6,190)
Other financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	106		88
Additions			3
Valuation gains/losses recognised in other comprehensive income	(1)		15	[1]
Exchange adjustments	(2)
At 31 December	103		106		88
Contingent purchase consideration [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	(73)		(79)
Unrealised changes in fair value	8	[2]	6
At 31 December	(65)		(73)		(79)
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	0		4
At 31 December			0		4
Unrealised changes in fair value	0	[2]	(4)
Other Payables [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	0		0
Unrealised changes in fair value	(18)	[2]	0
At 31 December	$ (18)		$ 0		$ 0

[1]	The change in the fair value of derivative financial instruments was recognised within other net impairment charges in the Group income statement and was presented as an exceptional item.
[2]	The change in the fair value of other payables was recognised within share of losses from associates in the Group income statement and is presented as an exceptional item.